Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (924,261)	$ (595,034)
Adjustments to reconcile net loss to net cash provided by operating activities:
Bad debt direct write-off and provision	(888,847)	(753,494)
Depreciation and amortization	320,966	630,533
Investment loss	1,642,910
Stock based compensation		1,717,000
Accounts receivable	(3,341,534)	(1,662,260)
Notes receivable	20,051	(236,163)
Inventories and biological assets	(5,302,535)	(3,090,129)
Other receivables	283,624	(1,408,534)
Advances to suppliers	(317,550)	35,530
Other current assets	(174,537)	(230,581)
Long term deposit	(113,118)	60,394
Other noncurrent assets	18,991	(22,334)
Accounts payable	9,206,918	5,179,339
Other payables and accrued liabilities	240,804	861,324
Customer deposits	(413)	(318,899)
Taxes payable	51,233	891,050
Net cash provided by operating activities	722,702	1,057,742
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of equipment	(9,294)	(25,633)
Purchases of intangible assets	(27,335)
Investment in a joint venture	(1,122,224)
Additions to leasehold improvements	(166,765)	(57,788)
Net cash (used in) investing activities	(1,325,618)	(83,421)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of third parties loan		(1,278,211)
Proceeds from notes payable	25,098,414	29,169,681
Repayment of notes payable	(28,184,237)	(32,216,676)
Proceeds from sale of shares and warrants	2,589,600	1,500,000
Repayment of other payables-related parties	824,146	(158,409)
Net cash provided by (used in) financing activities	327,923	(2,983,615)
EFFECT OF EXCHANGE RATE ON CASH	(1,695,331)	(3,211,290)
(DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(1,970,324)	(5,220,584)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period	31,570,644	34,672,644
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, end of period	29,600,320	29,452,060
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	307	60,365
Cash paid for income taxes	$ 77,806	$ 64,844